UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-4337

EAGLE CASH TRUST

(Formerly: Heritage Cash Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Item 1.	Reports to Shareholders

Money Market Fund

Semiannual Report

For the six-month period ended February 28, 2010 (unaudited)

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President’s Letter

Dear Valued Shareholders:

I am pleased to present the semiannual report of the Eagle Cash Trust—Money Market Fund (the “Fund”) for the six-month period ended February 28, 2010. At the end of the period, the Fund’s seven-day current yield was 0.01%, remaining unchanged from the end of the previous fiscal year. The low rate environment can be attributed to the Federal Reserve’s Open Markets Committee holding the federal funds target rate to a range of 0.00% to 0.25% throughout the reporting period. The federal funds rate is the rate member banks charge each other for overnight loans. Given the modest recovery, high unemployment and lack of inflation pressure, the Federal Reserve expects that these low rates will be warranted for an extended period of time. The yields quoted represent past performance, which does not guarantee future results. Current yields may be higher or lower than the yields quoted. To obtain the Fund’s current yield, please visit our website at eagleasset.com.

As of February 28, 2010, approximately 29% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government-Sponsored Entities(a) including Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Association (FHLMC), and Federal Home Loan Banks (FHLB). Approximately 34% of the Fund’s net assets were invested in commercial paper rated A-1+, the highest short-term rating classification by Standard and Poor’s Rating Services (“S&P”). Approximately 21% of net assets were invested in short-term obligations rated A-1, the next highest rating category. The remainder of the net assets, approximately 16%, were invested in repurchase agreements. This portfolio construction, along with other factors, satisfied the requirements necessary to retain the Fund’s AAAm(b) rating from S&P. Ratings are subject to change, do not remove market risk from your investment and do not provide assurance that the Fund will meet its investment objective.

(a) U.S. Government Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality. (b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

In your March 2010 account statement, you should have received a supplement to the Fund’s prospectus indicating that the Fund’s Board of Trustees (“Board”) approved calling a shareholder meeting to consider liquidating and terminating the Fund. The Board recommends terminating the Fund as a result of the current economic conditions and risks, as well as a declining asset base. In light of this, the Eagle Family of Funds has arranged other money market options for investment by its shareholders. Thus, the Fund is pleased to announce that it intends to make available a new class of shares (“Eagle Class”) of the JP Morgan Prime Money Market Fund and JP Morgan Tax Free Money Market Fund. These shares will have similar features to the Fund and will be available for purchase directly by shareholders or by exchange from any Eagle Mutual Fund. Look for more information in the weeks ahead regarding these new alternatives.

I anticipate the shareholder meeting will be held on or about August 12, 2010 and, assuming shareholder approval, the Fund will liquidate on or about August 27, 2010.

In preparation for the proposed liquidation, the Fund will stop honoring checks written against the Fund effective June 1, 2010 and will stop accepting purchases effective July 9, 2010.

Finally, on March 12, 2010, I was appointed President of the Fund by the Board. I have been with Eagle Asset Management, Inc., the Fund’s investment adviser, since 2000 and assumed the role of President and Co-Chief Operating Officer last year. I appreciate your continued support and confidence in the Eagle Family of Funds.

Sincerely,

Richard J. Rossi

President

April 9, 2010

1

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.28.2010

Commercial paper 51.0% (a)	Principal amount (in thousands)	Value
Domestic 30.4%
Banks 7.3%
J.P. Morgan Chase & Company, Inc., 0.12%, 03/08/10	$20,000	$19,999,533
J.P. Morgan Chase & Company, Inc., 0.12%, 03/25/10	25,000	24,998,000
J.P. Morgan Chase & Company, Inc., 0.13%, 03/29/10	25,000	24,997,472
State Street Corporation, 0.17%, 03/05/10	25,000	24,999,528
State Street Corporation, 0.16%, 04/23/10	20,000	19,995,289

Beverages 4.5%
The Coca-Cola Company, 0.12%, 03/15/10 (b)	10,000	9,999,533
The Coca-Cola Company, 0.11%, 03/18/10 (b)	30,000	29,998,442
The Coca-Cola Company, 0.12%, 03/18/10 (b)	8,550	8,549,515
The Coca-Cola Company, 0.12%, 03/22/10 (b)	22,500	22,498,425

Cosmetics/personal care 3.5%
Procter & Gamble International Funding, 0.09%, 03/01/10 (b)	20,000	20,000,000
Procter & Gamble International Funding, 0.10%, 03/08/10 (b)	10,000	9,999,806
Procter & Gamble International Funding, 0.10%, 03/09/10 (b)	10,000	9,999,778
Procter & Gamble International Funding, 0.10%, 03/17/10 (b)	15,000	14,999,333

Electrical components & equipment 1.3%
Emerson Electric Company, 0.11%, 03/29/10 (b)	20,000	19,998,289

Healthcare products 2.9%
Johnson & Johnson, 0.12%, 03/17/10 (b)	45,000	44,997,600

Oil & gas 3.8%
Chevron Funding Corporation, 0.10%, 03/03/10	25,000	24,999,861
Chevron Funding Corporation, 0.10%, 03/08/10	35,000	34,999,319

Pharmaceuticals 7.1%
Abbott Laboratories, 0.11%, 03/18/10 (b)	31,291	31,289,375
Abbott Laboratories, 0.10%, 03/23/10 (b)	10,000	9,999,389
Abbott Laboratories, 0.11%, 03/30/10 (b)	15,000	14,998,671
Abbott Laboratories, 0.10%, 03/31/10 (b)	14,950	14,948,754
Merck & Company, Inc., 0.10%, 03/15/10 (b)	25,000	24,999,028
Merck & Company, Inc., 0.10%, 03/16/10 (b)	15,000	14,999,375
Total domestic commercial paper (cost $477,264,315)		477,264,315

Foreign 20.6% (c)
Banks 10.7%
Deutsche Bank Financial Inc., 0.13%, 03/04/10	25,000	24,999,729
Deutsche Bank Financial Inc., 0.13%, 03/11/10	15,000	14,999,458
KFW International Finance, 0.13%, 03/12/10 (b)	7,000	6,999,722
KFW International Finance, 0.12%, 03/15/10 (b)	15,000	14,999,300
KFW International Finance, 0.14%, 03/16/10 (b)	20,000	19,998,833
KFW International Finance, 0.11%, 03/19/10 (b)	25,000	24,998,625
Rabobank USA Financial Corporation, 0.10%, 03/01/10	61,000	61,000,000

Financial services 4.5%
Toyota Motor Credit Corporation, 0.14%, 03/05/10	25,000	24,999,611
Toyota Motor Credit Corporation, 0.16%, 03/08/10	10,000	9,999,689
Toyota Motor Credit Corporation, 0.16%, 03/09/10	35,000	34,998,756

Food 3.5%
Nestle Capital Corporation, 0.10%, 03/05/10 (b)	15,000	14,999,833
Nestle Capital Corporation, 0.12%, 03/05/10 (b)	15,000	14,999,800
Nestle Capital Corporation, 0.10%, 03/11/10 (b)	15,500	15,499,569
Nestle Capital Corporation, 0.11%, 04/19/10 (b)	10,000	9,998,503

Commercial paper 51.0% (a)	Principal amount (in thousands)	Value

Pharmaceuticals 1.9%
GlaxoSmithKline Finance PLC, 0.11%, 03/10/10 (b)	$10,000	$9,999,725
GlaxoSmithKline Finance PLC, 0.11%, 03/17/10 (b)	20,000	19,999,022
Total foreign commercial paper (cost $323,490,175)		323,490,175
Total commercial paper (cost $800,754,490)		800,754,490

U.S. Government-sponsored enterprise obligations 28.5% (a)
Fannie Mae, 0.195%, 03/10/10	14,900	14,899,274
Fannie Mae, 0.12%, 04/14/10	15,000	14,997,800
Fannie Mae, 0.12%, 04/19/10	25,000	24,995,917
Fannie Mae, 0.125%, 04/28/10	25,000	24,994,965
Fannie Mae, 0.115%, 05/03/10	23,863	23,858,162
Fannie Mae, 0.12%, 05/03/10	40,000	39,991,600
Fannie Mae, 0.13%, 05/03/10	39,000	38,991,128
Fannie Mae, 0.14%, 05/03/10	27,000	26,993,385
Fannie Mae, 0.12%, 05/04/10	15,000	14,996,800
Fannie Mae, 0.11%, 05/10/10	15,000	14,996,792
Fannie Mae, 0.13%, 05/10/10	15,000	14,996,208
Fannie Mae, 0.13%, 05/11/10	10,000	9,997,436
Fannie Mae, 0.28%, 06/11/10	5,825	5,820,379
Federal Home Loan Bank, 0.08%, 03/12/10	11,000	10,999,731
Federal Home Loan Bank, 0.125%, 04/14/10	15,000	14,997,708
Freddie Mac, 0.21%, 03/22/10	40,000	39,995,100
Freddie Mac, 0.09%, 03/29/10	10,000	9,999,300
Freddie Mac, 0.09%, 04/05/10	20,300	20,298,224
Freddie Mac, 0.11%, 04/13/10	10,000	9,998,686
Freddie Mac, 0.12%, 04/19/10	6,870	6,868,878
Freddie Mac, 0.12%, 04/27/10	10,000	9,998,100
Freddie Mac, 0.14%, 04/28/10	28,000	27,993,684
Freddie Mac, 0.15%, 05/03/10	7,060	7,058,147
Freddie Mac, 0.13%, 05/05/10	20,000	19,995,306
Total U.S. Government-sponsored enterprise obligations (cost $448,732,710)		448,732,710

U.S. Treasuries 0.9% (a)
U. S. Treasury Note, 2.63%, 05/31/10	14,000	14,082,212
Total U.S. Treasuries (cost $14,082,212)		14,082,212

Banker's acceptances 3.5% (a)
Bank of America Corporation, 0.20%, 03/29/10	15,192	15,189,637
Bank of America Corporation, 0.45%, 04/02/10	14,250	14,244,300
Bank of America Corporation, 0.43%, 04/05/10	25,000	24,989,549
Total banker's acceptances (cost $54,423,486)		54,423,486

Total investment portfolio excluding repurchase agreements (cost $1,317,992,898)		1,317,992,898

Repurchase agreements 15.9% (a)
Tri-party repurchase agreement with The Bank of New York Mellon dated 02/26/10 @ 0.11% to be repurchased at $250,002,292 on 03/01/10, collateralized by U.S. Government obligations ranging in par value $5,481,654-$88,457,328, coupon rate 1.681%-6.114%, and maturity date 03/01/34-04/01/44 (market value $255,000,001 including interest) (cost $250,000,000)		250,000,000

2	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.28.2010

Repurchase agreements 15.9% (a)	Value
Repurchase agreement with Fixed Income Clearing Corporation dated 02/26/10 @ 0.01% to be repurchased at $657,001 on 03/01/10, collaterized by $670,000 U.S. Treasury Notes, 1.375% due 09/15/12 (market value $678,361 including interest) (cost $657,000)	$657,000

Total investment portfolio (cost $1,568,649,898) (d), 99.8% (a)	1,568,649,898

Other assets and liabilities net, 0.2% (a)	2,478,801

Net assets (consisting of paid-in capital net of accumulated net realized loss of $11,262), 100.0%	$1,571,128,699

(a) Percentages indicated are based on net assets. (b) Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2010, the aggregate value of these securities was $454,768,245 or 28.9% of the net assets of the fund. (c) U.S. dollar denominated. (d) The aggregate identified cost for federal income tax purposes is the same.

Class A shares
Net asset value, offering and redemption price per share, ($1,566,527,363 divided by 1,566,538,719 shares outstanding)	$1.00

Class C shares
Net asset value, offering and redemption price per share, ($4,601,336 divided by 4,601,243 shares outstanding)	$1.00

Maturity Schedule
UNAUDITED I 02.28.2010

Days to maturity (1)	Percent of net assets
1-7 days	29.4%
8-14 days	12.3%
15-30 days	22.7%
31-60 days	17.3%
61-90 days	16.8%
91-397 days	1.3%

(1) The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.	3

Financial Statements

MONEY MARKET FUND

Statement of Operations	9/1/09 to 2/28/10 (unaudited)

Investment income
Interest	$1,351,570

Expenses
Investment advisory fees	4,043,818
Distribution fees (Class A)	1,305,479
Distribution fees (Class C)	3,899
Shareholder servicing fees	847,654
State qualification expenses	103,252
Professional fees	56,815
Fund accounting fees	46,657
Custodian fees	44,184
Reports to shareholders	25,800
Trustees and officers compensation	20,401
Internal audit fees	363
Other	58,764

Total expenses before adjustments	6,557,086

Fees and expenses waived	(5,292,780)
Expense offsets	(8)

Total expenses after adjustments	1,264,298

Net investment income from operations	87,272

Net realized gain (loss) on investments	22,463

Net increase in net assets resulting from operations	$109,735

Statements of Changes in Net Assets	9/1/09 to 2/28/10 (unaudited)	9/1/08 to 8/31/09

Net assets, beginning of period	$4,295,355,031	$4,334,574,144

Increase (decrease) in net assets from operations
Net investment income from operations	87,272	18,317,321

Net realized gain (loss) on investments	22,463	(31,042)

Net increase in net assets resulting from operations	109,735	18,286,279

Distributions to shareholders from net investment income ($0.00 per share)	(87,272)	(18,317,321)

Capital share transactions	(2,724,248,795)	(39,188,071)

Increase (decrease) in net assets	(2,724,226,332)	(39,219,113)

Net assets, end of period	$1,571,128,699	$4,295,355,031

Financial Highlights

The following table includes selected data for a class A and C share outstanding throughout each period and other performance information derived from the financial statements.

	Class A and C shares
	9/1/09 to 2/28/10 (unaudited)		For the fiscal years ended August 31
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.000		0.004	0.028	0.046	0.038	0.018
Less distributions
Dividends from net investment income (a)	(0.000)		(0.004)	(0.028)	(0.046)	(0.038)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.005	(b)	0.42	2.82	4.71	3.90	1.84

Ratios to average daily net assets (%)
With expenses waived/recovered	0.14	(c)	0.44	0.69	0.71	0.72	0.71
Without expenses waived/recovered	0.75	(c)	0.73	0.69	0.71	0.72	0.71
Net income
Class A shares	0.01	(c)	0.41	2.77	4.61	3.84	1.82
Class C shares	0.01	(c)	0.41	2.63	4.61	3.87	1.76

Net assets, end of period ($ millions)
Class A shares	1,566		4,289	4,330	4,344	5,069	4,960
Class C shares	5		6	5	4	3	2

(a) May include net realized gains and losses that are less than $.001 per share. (b) Not annualized. (c) Annualized.

4	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2010

NOTE 1  I  Organization and investment objective Eagle Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal.

The Eagle Family of Funds consists of the Trust in addition to other investment companies advised by the Manager: Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust. Members of the Boards of Trustees (the “Board”) for the Trust may serve as Trustees for one or more of the funds in the Eagle Family of Funds.

Class offerings The Fund currently offers Class A and Class C shares to the public. No class of shares is subject to front-end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if the shares were acquired through an exchange within the Eagle Family of Funds.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Fund utilizes a three level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—	Valuations based on quoted prices for identical securities in active markets;
Level 2—	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—	Valuations based on inputs that are unobservable and significant to the fair value measurement.

At February 28, 2010, all of the Fund’s investments were classified as Level 2.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

5

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2010

Distributions All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid by the Fund to shareholders from net investment income were as follows:

Fiscal period	Class A	Class C
9/1/09 to 2/28/10	$87,012	$260
9/1/08 to 8/31/09	18,287,166	30,155

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3  I  Capital share transactions At February 28, 2010, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 28, 2010, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class C
Sold	3,585,844,483	1,009,172
Reinvestment of distributions	89,529	241
Redeemed	(6,308,854,065)	(2,338,155)
Net increase (decrease)	(2,722,920,053)	(1,328,742)

Capital share transactions in the Fund during the fiscal year ended August 31, 2009, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class C
Sold	17,134,738,425	8,883,092
Reinvestment of distributions	18,578,123	27,457
Redeemed	(17,193,391,001)	(8,024,167)
Net increase (decrease)	(40,074,453)	886,382

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Trust has an investment advisory and administration service agreement with Eagle Asset Management, Inc. (“Eagle” or “Manager”), a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”). The Fund agreed to pay to the Manager an investment advisory and administration fee equal to an annualized rate based on a percentage of the Fund’s average daily net assets, which is computed daily based on the schedule below and payable monthly. There was no amount payable to the Manager as of February 28, 2010.

Fund’s average daily net assets	Investment advisory fee rate
First $500 million	0.500%
$500 million to $1 billion	0.475%
$1 billion to $1.5 billion	0.450%
$1.5 billion to $2 billion	0.425%
$2 billion to $2.5 billion	0.400%
$2.5 billion to $5 billion	0.375%
$5 billion to $7.5 billion	0.360%
$7.5 billion to $10 billion	0.350%
Greater than $10 billion	0.340%

Expense limitation Effective January 29, 2009, the Manager voluntarily agreed to cap its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. Any reimbursement of Fund expenses or reduction in Eagle’s investment advisory fees under this agreement is subject to reimbursement by the Fund within the following three fiscal years if the Fund’s gross yield exceeds 1.50% and to the extent that the annual operating expense rate for each class does not exceed 0.74% of its average daily net assets. During the six-month period ended February 28, 2010, the Manager waived $4,043,818 in investment advisory fees and reimbursed the Fund for expenses of $1,248,962, of which $230,688 is payable by the Manager. The fees waived and expenses reimbursed are recoverable until August 31, 2013.

Distribution fees Eagle Fund Distributors, Inc. (“EFD” or “Distributor”), a wholly owned subsidiary of Eagle, serves as the Fund’s distributor. Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of 0.15% of the average daily net assets for each class of shares. Such fee is accrued daily and payable monthly. The amount payable by the Fund to the Distributor as of February 28, 2010, was $177,904.

Sales charges The Distributor has advised the Fund that it generated $2,712 in CDSCs for Class C shares during the six-month period ended February 28, 2010. The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

6

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2010

Fund accounting fees Eagle Fund Services, Inc. (“EFS”), a wholly owned subsidiary of RJF, is the fund accountant for the Fund. For providing fund accounting services, EFS receives payment from the Fund at a fixed base fee, a multiple class fee, plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2010, was $7,785.

Shareholder servicing fees EFS is the shareholder servicing agent for the Fund. For providing shareholder services, EFS receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2010, was $143,107.

Internal audit fees Raymond James & Associates, Inc. (“RJA”), a wholly owned subsidiary of RJF, provides internal audit services to the Fund. The Fund pays RJA a fixed and/or hourly fee for these services. The amount payable by the Fund to RJA as of February 28, 2010, was $206.

Trustees and officers compensation Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated on a pro rata basis among each fund in the Eagle Family of Funds. The pro rata allocation is for each fund for which the Trustee is elected to serve. Certain officers of the Trust may also be officers and/or directors of Eagle. Such officers receive no compensation from the Fund except for the Fund’s Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each fund in the Eagle Family of Funds. As of February 28, 2010, the amount of Trustees and officers compensation payable by the Fund was $8,643.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2009, the Fund incurred $31,042 of net capital losses. Of these capital losses, $16,212 were incurred from November 1, 2008 to August 31, 2009 (post October losses) which will be deferred and treated as arising on September 1, 2009. As of August 31, 2009, the Fund had total net tax basis capital loss carryforwards of $33,725 which may be applied to any net taxable gain until their expiration; $2,683 will expire in 2012, $14,830 will expire in 2017 and $16,212 will expire in 2018. All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

NOTE 6  I  Subsequent events On February 12, 2010, the Board approved calling a shareholder meeting to consider approving a plan (“Plan”) to liquidate and terminate the Fund. The Board approved the Plan, subject to shareholder approval, upon recommendation of Eagle. Eagle recommends liquidating and terminating the Fund based on anticipated Fund shareholder redemptions which would reduce the Fund’s size and economies of scale. Eagle does not believe that it can continue to conduct the business and operations of the Fund in an economically efficient manner upon the anticipated redemptions, and that the expense ratio of the Fund would no longer be competitive. As such, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. Eagle will continue to cap its investment advisory fee and/or reimburse certain of the Fund’s expenses to the extent necessary to maintain a positive yield.

The Board anticipates holding a shareholder meeting on or about August 12, 2010, in order to seek approval of the Plan. If the Fund’s shareholders approve the Plan, the Fund is expected to be liquidated on or about August 27, 2010 (“Liquidation Date”) and will distribute cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. Eagle anticipates that these liquidations will occur at $1.00 per share net asset value. Once these liquidations are complete, the Fund will terminate. Shareholders may redeem their shares of the Fund at any time prior to the Liquidation Date. No sales charges,

7

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2010

redemption or termination fees will be imposed in connection with a redemption on the Liquidation Date. Please consult your tax advisor to discuss the Fund’s liquidation and determine its tax consequences.

In anticipation of the plan, effective June 1, 2010, the Fund’s checkwriting feature will be discontinued and the Fund will no longer accept or process checks written against the Fund. In addition, effective July 9, 2010, purchases will no longer be accepted into the Fund and any automated transfer plans, whether for investment or redemption, will be canceled.

The Manager has evaluated subsequent events through April 16, 2010, the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

8

Understanding Your Ongoing Costs

MONEY MARKET FUND	UNAUDITED	02.28.2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or CDSCs and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses The following table shows the actual expenses you would have paid on a $1,000 investment in the Money Market Fund on September 1, 2009, and held through February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual

	Beginning account value September 1, 2009	Ending account value February 28, 2010	Expenses paid during period (a)
Class A	$1,000.00	$1,000.05	$0.72
Class C	$1,000.00	$1,000.05	$0.72

Hypothetical example for comparison purposes All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)

	Beginning account value September 1, 2009	Ending account value February 28, 2010	Expenses paid during period (a)
Class A	$1,000.00	$1,024.08	$0.73
Class C	$1,000.00	$1,024.08	$0.73

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.14% for Class A and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

9

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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of the Eagle Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

727.567.8143    |    800.421.4184

Eagle Fund Distributors, Inc., Member FINRA  |  Not FDIC Insured  |  May Lose Value  |  No Bank Guarantee

Municipal Money Market Fund

Semiannual Report

For the six-month period ended February 28, 2010 (unaudited)

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President’s Letter

Dear Valued Shareholders:

I am pleased to present the semiannual report of the Eagle Cash Trust—Municipal Money Market Fund (the “Fund”) for the six-month period ended February 28, 2010. At the end of the period, the Fund’s seven-day current yield was 0.01%, remaining unchanged from the end of the previous fiscal year. Yields remained low due to continued strong demand for floating rate securities that have liquidity support from top-rated banks and to limited issuance of additional such securities by municipalities. Further, the Federal Reserve’s Open Markets Committee held the federal funds target rate to a range of 0%-0.25% throughout the reporting period. The federal funds rate is the rate member banks charge each other for overnight loans. Given the modest recovery, high unemployment and lack of inflation pressure, the Federal Reserve expects that these low rates will be warranted for an extended period of time. The yields quoted represent past performance, which does not guarantee future results. Current yields may be higher or lower than the yields quoted. To obtain the Fund’s current yield, please visit our website at eagleasset.com.

As of February 28, 2010, the Fund’s investment portfolio was comprised of 98% tax-exempt floating rate notes and 2% commercial paper. The large composition of floating rate notes reflected the dearth of available high-quality short-term paper and provided the Fund with ample liquidity. The entire portfolio is invested in highly rated tier-one securities. The high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm(a) rating. Ratings are subject to change, do not remove market risk from your investment and do not provide assurance that the Fund will meet its investment objective.

In your March 2010 account statement, you should have received a supplement to the Fund’s prospectus indicating that the Fund’s Board of Trustees (“Board”) approved calling a shareholder meeting to consider liquidating and terminating the Fund. The Board recommends terminating the Fund as a result of the current economic conditions and risks, as well as a declining asset base. In light of this, the Eagle Family of Funds has arranged other money market options for investment by its

(a) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

shareholders. Thus, the Fund is pleased to announce that it intends to make available a new class of shares (“Eagle Class”) of the JP Morgan Prime Money Market Fund and JP Morgan Tax Free Money Market Fund. These shares will have similar features to the Fund and will be available for purchase directly by shareholders or by exchange from any Eagle Mutual Fund. Look for more information in the weeks ahead regarding these new alternatives.

I anticipate the shareholder meeting will be held on or about August 12, 2010 and, assuming shareholder approval, the Fund will liquidate on or about August 27, 2010.

In preparation for the proposed liquidation, the Fund will stop honoring checks written against the Fund effective June 1, 2010 and will stop accepting purchases effective July 9, 2010.

Finally, on March 12, 2010, I was appointed President of the Fund by the Board. I have been with Eagle Asset Management, Inc., the Fund’s investment adviser, since 2000 and assumed the role of President and Co-Chief Operating Officer last year. I appreciate your continued support and confidence in the Eagle Family of Funds.

Sincerely,

Richard J. Rossi

President

April 9, 2010

1

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

Alabama 0.3%
Infirmary Health System Special Care Facilities Financing Authority, 0.16%, HRB, Gulf Health Hospitals Inc. Project, Series 06A, 03/03/10, LOC: Bank of Nova Scotia (c)	$1,500	$1,500,000
Pell City Special Care Facilities, 0.20%, HRB, Noland Health Services Inc. Project, Series A, 03/04/10, LOC: U.S. Bank, N.A. (c)	2,350	2,350,000

Arizona 1.6%
Arizona Board of Regents, 0.16%, HEB, Arizona State University Project, Series A, 03/03/10, LOC: Lloyds TSB Bank (c)	2,400	2,400,000
Arizona Health Facilities Authority, 0.17%, HRB, Banner Health Project, Series C, 03/03/10, LOC: Scotia Bank (c)	6,740	6,740,000
Scottsdale Industrial Development Authority, 0.21%, EFRB, Notre Dame Prep School Project, Series 01A, 03/04/10, LOC: Bank One, N.A. (c)	4,220	4,220,000
Yavapai County Industrial Development Authority, 0.17%, HRB, Northern Arizona Healthcare Project, Series B, 03/04/10, LOC: Banco Bilbao Vizcaya (c)	2,150	2,150,000
Yavapai County Industrial Development Authority, 0.20%, HRB, Yavapai Regional Medical Center Project, Series A, 03/04/10, LOC: UBS AG (c)	3,800	3,800,000

California 0.5%
Abag Finance Authority for Nonprofit Corporations, 0.18%, EFRB, Marin Country Day School Project, 03/04/10, LOC: U.S. Bank, N.A. (c)	1,115	1,115,000
California Statewide Communities Development Authority, 0.15%, MFHRB, Foxwood Apartments Project, Series J, 03/04/10, LOC: Wells Fargo Bank, N.A. (c)	2,875	2,875,000
Golden State Tobacco Securitization Corporation, 5.38%, Series B, 06/01/10 (c)	2,000	2,024,857

Colorado 4.8%
Broomfield Urban Renewal Authority, 0.20%, IDRB, Broomfield Event Center Project, Series 05, 03/04/10, LOC: BNP Paribas (c)	4,100	4,100,000
Colorado Educational & Cultural Facilities Authority, 0.17%, HRB, National Jewish Federation Project, Series B-2, 03/01/10, LOC: TD Bank, N.A. (c)	10,100	10,100,000
Colorado Educational & Cultural Facilities Authority, 0.17%, HRB, National Jewish Federation Project, Series B-3, 03/01/10, LOC: TD Bank, N.A. (c)	8,675	8,675,000
Colorado Educational & Cultural Facilities Authority, 0.17%, HRB, National Jewish Federation Project, Series B-4, 03/01/10, LOC: TD Bank, N.A. (c)	10,000	10,000,000
Colorado Educational & Cultural Facilities Authority, 0.17%, National Jewish Federation Project, Series D-1, 03/01/10, LOC: J.P. Morgan Chase Bank (c)	500	500,000
Colorado Educational & Cultural Facilities Authority, 0.17%, National Jewish Federation Project, Series D-2, 03/01/10, LOC: J.P. Morgan Chase Bank (c)	3,700	3,700,000
Colorado Educational & Cultural Facilities Authority, 0.17%, National Jewish Federation Project, Series F-1, 03/01/10, LOC: Northern Trust Company (c)	9,400	9,400,000
Colorado Health Facilities Authority, 0.19%, HRB, Exempla Inc. Project, Series 02B, 03/04/10, LOC: U.S. Bank, N.A. (c)	2,175	2,175,000

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

Denver Urban Renewal Authority, 0.20%, Stapleton Project, Series 08A-2, 03/04/10, LOC: U.S. Bank, N.A. (c)	$4,905	$4,905,000
Denver Urban Renewal Authority, 0.20%, Stapleton Project, Series A-1, 03/04/10, LOC: U.S. Bank, N.A. (c)	3,925	3,925,000
Traer Creek Metropolitan District, 0.30%, Eagle County Project, Series 02, 03/03/10, LOC: BNP Paribas (c)	2,300	2,300,000

Delaware 0.3%
Delaware River & Bay Authority, 0.16%, Transportation Revenue Bond, Series 08, 03/03/10, LOC: TD Bank, N.A. (c)	3,800	3,800,000

District of Columbia 0.9%
District of Columbia, 0.17%, Washington Drama Society Project, Series 08, 03/04/10, LOC: J.P. Morgan Chase Bank (c)	7,400	7,400,000
District of Columbia, 0.19%, The Washington Center for Internships Project, 03/04/10, LOC: Branch Banking & Trust (c)	3,100	3,100,000
District of Columbia, 0.20%, AARP Foundation Project, Series 04, 03/04/10, LOC: Bank of America, N.A. (c)	1,100	1,100,000

Florida 6.8%
Florida Keys Aqueduct Authority, 0.16%, 03/03/10, LOC: TD Bank, N.A. (c)	10,500	10,500,000
Highlands County Health Facilities Authority, 0.17%, HRB, Adventist Health System/Sunbelt Healthcare Project, Series F, 03/04/10, LOC: FHLB (c)	13,000	13,000,000
JEA District Energy Systems, 0.17%, Series 04A, 03/04/10, LOC: State Street Bank & Trust Co. (c)	29,520	29,520,000
Marion County Industrial Development Authority, 0.18%, HRB, Hospice of Marion County Project, 03/04/10, LOC: Wachovia Bank, N.A. (c)	8,040	8,040,000
Palm Beach County, 0.18%, Raymond F. Kravis Center Project, 03/04/10, LOC: Northern Trust Company (c)	3,500	3,500,000
Palm Beach County, 0.20%, EFRB, St. Andrew's School Project, 03/04/10, LOC: Bank of America, N.A. (c)	4,300	4,300,000
Palm Beach County, 0.25%, Henry Morrison Flagler Project, Series 03, 03/04/10, LOC: Northern Trust Company (c)	5,875	5,875,000
Palm Beach County, 0.26%, Norton Gallery Inc. Project, 03/03/10, LOC: Bank of America, N.A. (c)	3,075	3,075,000
Palm Beach County, 0.26%, Norton Gallery Inc. Project, 03/03/10, LOC: Northern Trust Company (c)	3,385	3,385,000
Sarasota County, 0.28%, EFRB, Sarasota Military Academy Project, Series 08, 03/04/10, LOC: Wachovia Bank, N.A. (c)	2,875	2,875,000

Georgia 1.3%
Coweta County Residential Care for the Elderly Authority, 0.19%, HRB, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 03/03/10, LOC: Branch Banking & Trust (c)	3,480	3,480,000
Fulton County Residential Care for the Elderly Authority, 0.18%, HRB, First Mortgage Lenbrook Project, Series C, 03/03/10, LOC: Bank of Scotland (c)	9,275	9,275,000
Richmond County Development Authority, 0.16%, HEB, MCG Health Inc. Project, Series 08A, 03/03/10, LOC: UBS AG (c)	3,000	3,000,000

Idaho 0.6%
Idaho Health Facilities Authority, 0.18%, HRB, St. Luke's Health System Project, Series 09A, 03/03/10, LOC: Wells Fargo Bank, N.A. (c)	2,000	2,000,000

2	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

Idaho (cont’d)
Idaho Housing & Finance Association, 0.18%, HEB, The College of Idaho Project, Series 08, 03/04/10, LOC: U.S. Bank, N.A. (c)	$4,950	$4,950,000

Illinois 9.5%
Chicago Board of Education, 0.20%, Series 09A-2, 03/04/10, LOC: Northern Trust Company (c)	3,235	3,235,000
Chicago O'Hare International Airport, 0.17%, Subordinate Lien Revenue Bonds, Series B, 03/03/10, LOC: Societe Generale (c)	15,520	15,520,000
Chicago Wastewater, 0.14%, Series C-3, 03/01/10, LOC: Northern Trust Company (c)	4,500	4,500,000
Chicago Water Revenue, 0.20%, Series 04-3, 03/04/10, LOC: State Street Bank & Trust Co. (c)	3,200	3,200,000
Illinois Educational Facilities Authority, 0.20%, HEB, Saint Xavier University Project, Series A, 03/04/10, LOC: LaSalle Bank, N.A. (c)	4,950	4,950,000
Illinois Educational Facilities Authority, 0.21%, HEB, Elmhurst College Project, Series 03, 03/03/10, LOC: Bank One, N.A. (c)	1,600	1,600,000
Illinois Finance Authority, 0.16%, HRB, Elmhurst Memorial Healthcare Project, Series 08D, 03/03/10, LOC: Northern Trust Company (c)	4,000	4,000,000
Illinois Finance Authority, 0.17%, HEB, Bradley University Project, Series B, 03/04/10, LOC: Northern Trust Company (c)	4,200	4,200,000
Illinois Finance Authority, 0.17%, HRB, Carle Foundation Project, Series 09B, 03/04/10, LOC: Northern Trust Company (c)	1,875	1,875,000
Illinois Finance Authority, 0.18%, Chicago Symphony Orchestra Project, Series 94, 03/03/10, LOC: Northern Trust Company (c)	18,700	18,700,000
Illinois Finance Authority, 0.18%, EFRB, Francis W. Parker School Project, Series 99, 03/03/10, LOC: Harris Trust and Savings Bank and Northern Trust Company (c)	4,850	4,850,000
Illinois Finance Authority, 0.18%, HRB, Southern Illinois Healthcare Project, 03/03/10, LOC: Bank of Nova Scotia (c)	4,580	4,580,000
Illinois Finance Authority, 0.20%, HEB, Illinois Wesleyan University Project, 03/04/10, LOC: Northern Trust Company (c)	4,705	4,705,000
Illinois Finance Authority, 0.20%, HRB, Northwest Community Hospital Project, Series C, 03/04/10, LOC: Wells Fargo Bank, N.A. (c)	5,695	5,695,000
Illinois Finance Authority, 0.20%, HRB, Rush University Medical Center Project, Series A, 03/04/10, LOC: Northern Trust Company (c)	3,600	3,600,000
Illinois Finance Authority, 0.23%, IDRB, Window to the World Communications Inc. Project, Series 00, 03/03/10, LOC: Bank of America, N.A. (c)	1,000	1,000,000
Illinois Finance Authority, 0.25%, EFRB, Lake Forest Country Day School Project, Series 05, 03/03/10, LOC: Northern Trust Company (c)	3,000	3,000,000
Illinois Finance Authority, 0.25%, EFRB, North Shore Country Day School Project, Series 03, 03/03/10, LOC: Northern Trust Company (c)	7,200	7,200,000
Illinois Finance Authority, 0.30%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 03/03/10, LOC: Bank of America, N.A. (c)	2,000	2,000,000
Illinois Finance Authority, 0.50%, Uniform Law Foundation Project, Series 07, 03/04/10, LOC: LaSalle Bank, N.A. (c)	2,740	2,740,000
Lisle, 0.22%, MFHRB, Four Lakes Phase V Project, Series 96, 03/03/10, LOC: LaSalle Bank, N.A. (c)	12,500	12,500,000

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

University of Illinois, 0.21%, HEB, UIC South Campus Project, 03/03/10, LOC: J.P. Morgan Chase Bank (c)	$4,245	$4,245,000

Indiana 3.8%
Indiana Development Finance Authority, 0.21%, Eiteljorg Museum Project, Series 04, 03/03/10, LOC: Bank One, N.A. (c)	2,000	2,000,000
Indiana Educational Facilities Authority, 0.20%, HEB, Earlham College Project, Series 04E, 03/04/10, LOC: U.S. Bank, N.A. (c)	4,200	4,200,000
Indiana Educational Facilities Authority, 0.20%, HEB, Hanover College Project, Series B, 03/04/10, LOC: Bank One, N.A. (c)	2,900	2,900,000
Indiana Finance Authority, 0.16%, HRB, Sisters of St. Francis Health Services, Inc. Project, Series I, 03/03/10, LOC: Wells Fargo Bank, N.A. (c)	3,585	3,585,000
Indiana Finance Authority, 0.18%, HRB, Sisters of St. Francis Health Services, Inc. Project, Series J, 03/04/10, LOC: Wells Fargo Bank, N.A. (c)	3,500	3,500,000
Indiana Health & Educational Facilities Financing Authority, 0.18%, HRB, Clarian Health Partners Project, Series C, 03/03/10, LOC: Branch Banking & Trust (c)	6,225	6,225,000
Indiana Health Facility Financing Authority, 0.20%, HRB, Community Hospitals Project, Series B, 03/04/10, LOC: Bank of America, N.A. (c)	10,410	10,410,000
Marion, 0.20%, HEB, Wesleyan University Project, Series 06, 03/04/10, LOC: Bank of America, N.A. (c)	14,000	14,000,000

Kansas 0.4%
Olathe, 0.20%, HRB, Cedar Lake Village Inc. Project, Series 04, 03/04/10, LOC: Bank of America, N.A. (c)	4,740	4,740,000

Kentucky 0.8%
Middletown, 0.21%, EFRB, Christian Academy of Louisville Project, Series 04, 03/04/10, LOC: J.P. Morgan Chase Bank (c)	9,290	9,290,000
Trimble County Association of Counties Leasing Trust, 0.14%, Series A, 03/01/10, LOC: U.S. Bank, N.A. (c)	385	385,000

Louisiana 6.0%
Louisiana, GO, 0.17%, Series 08A, 03/03/10, LOC: BNP Paribas (c)	11,570	11,570,000
Ascension Parish Industrial Development Board, 0.19%, 03/03/10, LOC: FHLB (c)	17,000	17,000,000
Louisiana Offshore Terminal Authority, 0.21%, Transportation Revenue Bond, Deep Water Port Refunding Loop LLC Project, Series 03B, 03/03/10, LOC: Bank One, N.A. (c)	20,600	20,600,000
South Louisiana Port Commission, 0.20%, IDRB, Occidental Petroleum Corporation Project, Series 91, 03/03/10, LOC: Bayerische Landesbank (c)	25,000	25,000,000

Maine 0.4%
Maine Finance Authority, 0.22%, Jackson Laboratory Project, Series 02, 03/04/10, LOC: Bank of America, N.A. (c)	5,070	5,070,000

Maryland 3.4%
Maryland Health & Higher Educational Facilities Authority, 0.16%, HRB, University of Maryland Medical System Project, Series A, 03/04/10, LOC: Wachovia Bank, N.A. (c)	25,805	25,805,000
Maryland Health & Higher Educational Facilities Authority, 0.18%, HEB, Johns Hopkins University Project, Series 08B, 03/03/10 (c)	7,480	7,480,000

The accompanying notes are an integral part of the financial statements.	3

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

Maryland (cont’d)
Montgomery County, 0.20%, EFRB, Georgetown Preparatory School Project, Series 05, 03/04/10, LOC: Bank of America, N.A. (c)	$9,210	$9,210,000

Massachusetts 3.1%
Massachusetts, GO, 0.13%, Central Artery Project, Series 00B, 03/01/10, BPA: State Street Bank & Trust Co. (c)	6,000	6,000,000
Massachusetts, GO, 0.17%, Central Artery Project, Series 00A, 03/01/10, BPA: Landesbank Baden Wurttemburg (c)	7,595	7,595,000
Massachusetts Health & Educational Facilities Authority, 0.17%, HEB, Harvard University Project, Series 00Y, 03/04/10 (c)	25,000	25,000,000

Michigan 1.4%
Kent Hospital Finance Authority, 0.15%, HRB, Spectrum Health System Project, Series C, 03/03/10, LOC: Bank of New York (c)	7,200	7,200,000
Michigan Higher Education Facilities Authority, 0.17%, HEB, Albion College Project, Series 06, 03/04/10, LOC: J.P. Morgan Chase Bank (c)	10,200	10,200,000

Minnesota 0.4%
Minneapolis, 0.15%, HRB, Fairview Health Services Project, Series D, 03/03/10, LOC: Wells Fargo Bank, N.A. (c)	2,300	2,300,000
Robbinsdale, 0.14%, HRB, North Memorial Health Care Project, Series A-3, 03/04/10, LOC: Wells Fargo Bank, N.A. (c)	3,000	3,000,000

Mississippi 0.4%
Mississippi Business Finance Corporation, 0.18%, IDRB, D’Iberville Promenade Shopping Center Project, 03/04/10, LOC: Wachovia Bank, N.A. (c)	4,900	4,900,000

Missouri 1.6%
Missouri Health & Educational Facilities Authority, 0.18%, HRB, Lutheran Senior Services Project, Series 00, 03/03/10, LOC: U.S. Bank, N.A. (c)	5,435	5,435,000
Missouri Health & Educational Facilities Authority, 0.19%, HRB, Deaconess Long Term Care Project, Series A, 03/04/10, LOC: Bank One, N.A. (c)	5,100	5,100,000
Missouri Highways & Transit Commission, 0.18%, Transportation Revenue Bond, Series 05B-1, 03/03/10, LOC: State Street Bank & Trust Co. (c)	3,775	3,775,000
St. Joseph Industrial Development Authority, 0.16%, HRB, Heartland Regional Medical Center Project, Series A, 03/03/10, LOC: U.S. Bank, N.A. (c)	6,000	6,000,000

New Jersey 1.8%
New Jersey Economic Development Authority, 0.16%, HRB, Cooper Health System Project, Series A, 03/04/10, LOC: TD Bank, N.A. (c)	6,400	6,400,000
New Jersey Health Care Facilities Financing Authority, 0.16%, HRB, Virtua Health Inc. Project, Series D, 03/04/10, LOC: TD Bank, N.A. (c)	6,600	6,600,000
New Jersey Turnpike Authority, 0.15%, Transportation Revenue Bond, Series 09D, 03/04/10, LOC: Scotia Bank (c)	9,500	9,500,000

New Mexico 2.1%
Farmington, 0.20%, HRB, San Juan Regional Medical Center Project, Series 04B, 03/04/10, LOC: Bank of Nova Scotia (c)	9,500	9,500,000

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

New Mexico Finance Authority, 0.18%, Subordinate Lien Revenue Bonds, Series B-1, 03/04/10, LOC: State Street Bank & Trust Co. (c)	$16,435	$16,435,000

New York 9.6%
Metropolitan Transportation Authority, 0.21%, Transportation Revenue Bond, Series B-1, 03/04/10, LOC: Scotia Bank (c)	10,045	10,045,000
Nassau Health Care Corporation, 0.16%, HRB, Series B-2, 03/04/10, LOC: TD Bank, N.A. (c)	5,720	5,720,000
New York City Housing Development Corporation, 0.17%, MFHRB, Queens College Project, Series A, 03/04/10, LOC: FHLB (c)	13,000	13,000,000
New York City Housing Development Corporation, 0.20%, MFHRB, The Crest Project, Series A, 03/03/10, LOC: Landesbank Hessen-Thueringen (c)	1,200	1,200,000
New York City Industrial Development Agency, 0.16%, HEB, Touro College Project, 03/03/10, LOC: J.P. Morgan Chase Bank (c)	9,410	9,410,000
New York City Industrial Development Agency, 0.17%, FC Hanson Office Associates Project, 03/04/10, LOC: Lloyds TSB Bank (c)	7,800	7,800,000
New York City Transitional Finance Authority, 0.14%, Recovery Bonds, Series 03 1-D, 03/01/10, BPA: Landesbank Hessen-Thueringen (c)	4,800	4,800,000
New York City Transitional Finance Authority, 0.14%, Series C-2, 03/01/10, BPA: Landesbank Hessen-Thueringen (c)	5,700	5,700,000
New York City Trust for Cultural Resources, 0.17%, Lincoln Center for the Performing Arts, Inc. Project, Series 08B-1, 03/03/10, LOC: U.S. Bank, N.A. (c)	3,750	3,750,000
New York Dormitory Authority, 0.16%, HRB, North Shore-Long Island Jewish Health System Project, Series B, 03/03/10, LOC: TD Bank, N.A. (c)	3,500	3,500,000
New York Dormitory Authority, 0.24%, HEB, Court Facilities Lease Project, Series B, 03/03/10, LOC: Bayerische Landesbank (c)	3,700	3,700,000
New York Housing Finance Agency, 0.18%, MFHRB, Series A, 03/03/10, LOC: Bank of New York (c)	18,100	18,100,000
New York Local Government Services Corporation, 5.00%, Series A, 04/01/10	8,000	8,032,067
Triborough Bridge & Tunnel Authority, 0.16%, Transportation Revenue Bond, Series B, 03/03/10, LOC: State Street Bank & Trust Co. (c)	12,720	12,720,000
Triborough Bridge & Tunnel Authority, 0.22%, Transportation Revenue Bond, Series 05B-4, 03/04/10, BPA: Landesbank Baden Wurttemburg (c)	11,425	11,425,000

North Carolina 4.9%
North Carolina, GO, 0.18%, Series C, 03/03/10, BPA: Bayerische Landesbank (c)	16,795	16,795,000
North Carolina, GO, 0.20%, Public Improvement Project, Series 02E, 03/03/10, BPA: Landesbank Hessen-Thueringen (c)	7,305	7,305,000
North Carolina Capital Facilities Finance Agency, 0.22%, HEB, Elon University Project, Series 01C, 03/03/10, LOC: Bank of America, N.A. (c)	4,355	4,355,000

4	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

North Carolina (cont’d)
North Carolina Educational Facilities Finance Agency, 0.18%, EFRB, Ravenscroft School Project, Series 00, 03/04/10, LOC: Wachovia Bank, N.A. (c)	$5,900	$5,900,000
North Carolina Medical Care Commission, 0.18%, HEB, Wake Forest University Project, Series B, 03/04/10, LOC: Branch Banking & Trust (c)	15,830	15,830,000
North Carolina Medical Care Commission, 0.18%, HRB, University Health Systems of Eastern Carolina Project, Series B-2, 03/03/10, LOC: Branch Banking & Trust (c)	5,180	5,180,000
North Carolina Ports Authority, 0.19%, Transportation Revenue Bond, Series 08, 03/04/10, LOC: Branch Banking & Trust (c)	5,000	5,000,000

Ohio 1.3%
Cleveland, 0.16%, Series 09R, 03/04/10, LOC: BNP Paribas (c)	3,000	3,000,000
Cleveland, 0.20%, Airport Facilities Revenue Bond, Series 08D, 03/04/10, LOC: U.S. Bank, N.A. (c)	3,650	3,650,000
Columbus, 0.15%, Series 08B, 03/04/10 (c)	6,530	6,530,000
Salem, 0.18%, HRB, Salem Community Hospital Project, Series 05, 03/04/10, LOC: J.P. Morgan Chase Bank (c)	2,270	2,270,000

Oklahoma 0.4%
University Hospitals Trust, 0.20%, HRB, Series A, 03/03/10, LOC: Bank of America, N.A. (c)	5,000	5,000,000

Oregon 1.7%
Clackamas County Hospital Facility Authority, 0.16%, HRB, Legacy Health System Project, Series C, 03/03/10, LOC: U.S. Bank, N.A. (c)	4,700	4,700,000
Oregon Facilities Authority, 0.14%, HRB, PeaceHealth Project, Series 08C, 03/04/10, LOC: Wells Fargo Bank, N.A. (c)	5,000	5,000,000
Oregon Facilities Authority, 0.16%, HRB, PeaceHealth Project, Series 08B, 03/04/10, LOC: U.S. Bank, N.A. (c)	2,800	2,800,000
Oregon Facilities Authority, 0.16%, HRB, PeaceHealth Project, Series 08D, 03/04/10, LOC: Wells Fargo Bank, N.A. (c)	4,400	4,400,000
Oregon Health Housing Educational & Cultural Facilities Authority, 0.16%, HRB, Sacred Heart Medical Center Project, Series 98A, 03/04/10, LOC: U.S. Bank, N.A. (c)	3,880	3,880,000

Pennsylvania 3.1%
Lower Merion School District, 0.18%, Series 09B, 03/04/10, LOC: U.S. Bank, N.A. (c)	2,600	2,600,000
Moon Industrial Development Authority, 0.20%, HRB, Providence Point Project, Series 07, 03/04/10, LOC: Bank of Scotland (c)	30,980	30,980,000
Philadelphia School District, 0.16%, Series 09C, 03/04/10, LOC: TD Bank, N.A. (c)	3,000	3,000,000
Ridley School District, 0.20%, Series 09, 03/04/10, LOC: TD Bank, N.A. (c)	1,945	1,945,000

Rhode Island 1.1%
Rhode Island Health & Educational Building Corporation, 0.19%, HEB, Bryant University Project, 03/03/10, LOC: TD Bank, N.A. (c)	9,900	9,900,000
Rhode Island Health & Educational Building Corporation, 0.50%, HRB, Thundermist Health Center Project, Series 04, 03/03/10, LOC: Bank of America, N.A. (c)	3,075	3,075,000

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

South Carolina 0.6%
South Carolina Educational Facilities Authority, 0.28%, HEB, Coker College Project, 03/04/10, LOC: Wachovia Bank, N.A. (c)	$7,040	$7,040,000

Tennessee 2.8%
Blount County Public Building Authority, 0.19%, Public Improvement Project, Series E5-B, 03/03/10, LOC: Branch Banking & Trust (c)	31,210	31,210,000
Blount County Public Building Authority, 0.19%, Public Improvement Project, Series E8-A, 03/03/10, LOC: Branch Banking & Trust (c)	3,050	3,050,000

Texas 4.8%
Houston Higher Education Finance Corporation, 0.13%, HEB, Rice University Project, Series A, 03/01/10 (c)	300	300,000
Houston Higher Education Finance Corporation, 0.14%, HEB, Rice University Project, Series B, 03/01/10 (c)	1,900	1,900,000
University of Texas, 0.16%, HEB, Series B, 03/04/10 (c)	32,165	32,165,000
University of Texas Permanent University Fund, 0.14%, HEB, Series 08A, 03/04/10 (c)	6,000	6,000,000
University of Texas Permanent University Fund, 0.16%, HEB, Series 08A, 03/04/10 (c)	18,500	18,500,000

Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency, 0.16%, HRB, Fletcher Allen Health Care Project, Series A, 03/03/10, LOC: TD Bank, N.A. (c)	9,115	9,115,000

Virginia 5.3%
Albermarle County Economic Development Authority, 0.18%, HRB, Martha Jefferson Hospital Project, Series B, 03/04/10, LOC: Branch Banking & Trust (c)	6,000	6,000,000
Alexandria Industrial Development Authority, 0.50%, National Society of Black Engineers Project, Series 05, 03/04/10, LOC: Bank of America, N.A. (c)	2,625	2,625,000
Chesapeake Hospital Authority, 0.19%, HRB, Chesapeake General Hospital Project, Series A, 03/03/10, LOC: FHLB (c)	15,000	15,000,000
Henrico County Economic Development Authority, 0.19%, HRB, Westminster Canterbury Project, Series B, 03/04/10, LOC: Branch Banking & Trust (c)	2,660	2,660,000
James City County Economic Development Authority, 0.20%, HRB, United Methodist Homes, Series 07C, 03/04/10, LOC: LaSalle Bank, N.A. (c)	4,800	4,800,000
Loudoun County Industrial Development Authority, 0.16%, Howard Hughes Medical Institution Project, Series 03E, 03/03/10 (c)	24,700	24,700,000
Newport News Industrial Development Authority, 0.18%, HEB, Christopher Newport University Project, 03/04/10, LOC: Wachovia Bank, N.A. (c)	3,910	3,910,000
Norfolk Redevelopment & Housing Authority, 0.20%, HEB, E2F Student Housing I, LLC Project, 03/04/10, LOC: Bank of America, N.A. (c)	2,485	2,485,000
Prince William County, 0.16%, Series B, 03/03/10, LOC: Wachovia Bank, N.A. (c)	590	590,000
Virginia College Building Authority, 0.80%, HEB, University of Richmond Project, Series A, 03/01/10 (c)	3,085	3,085,000

The accompanying notes are an integral part of the financial statements.	5

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

Notes, bonds & variable rate demand notes 94.3% (a) (b)	Principal amount (in thousands)	Value

Washington 2.1%
King County, 0.22%, Series 01A, 03/03/10, LOC: Landesbank Hessen-Thueringen (c)	$2,100	$2,100,000
Washington Economic Development Finance Authority, 0.17%, IDRB, Seadrunar Recycling Project, Series 00E, 03/04/10, LOC: U.S. Bank, N.A. (c)	1,895	1,895,000
Washington Health Care Facilities Authority, 0.16%, HRB, Swedish Health Services Project, Series B, 03/03/10, LOC: U.S. Bank, N.A. (c)	4,000	4,000,000
Washington Housing Finance Commission, 0.17%, EFRB, Villa Academy Project, Series 07, 03/04/10, LOC: U.S. Bank, N.A. (c)	6,970	6,970,000
Washington Housing Finance Commission, 0.17%, MFHRB, Washington Terrace Project, 03/04/10, LOC: FNMA (c)	3,750	3,750,000
Washington Housing Finance Commission, 0.19%, MFHRB, Cambridge Apartments Project, 03/04/10, LOC: FNMA (c)	3,900	3,900,000
Washington Housing Finance Commission, 0.25%, MFHRB, Hearthstone Project, 03/04/10, LOC: Bank of America, N.A. (c)	2,985	2,985,000

West Virginia 1.4%
West Virginia Hospital Finance Authority, 0.18%, HRB, Cabell Huntington Hospital Project, Series B, 03/04/10, LOC: Branch Banking & Trust (c)	8,475	8,475,000
West Virginia Hospital Finance Authority, 0.18%, HRB, Charleston Area Medical Center Project, Series 08A, 03/03/10, LOC: Branch Banking & Trust (c)	8,500	8,500,000

Wisconsin 2.3%
University Hospitals & Clinics Authority, 0.16%, HRB, Series 09A, 03/04/10, LOC: U.S. Bank, N.A. (c)	4,870	4,870,000
University Hospitals & Clinics Authority, 0.16%, HRB, Series B, 03/04/10, LOC: U.S. Bank, N.A. (c)	2,450	2,450,000
Wisconsin Center District, 0.21%, Series 01A, 03/03/10, LOC: U.S. Bank, N.A. (c)	10,100	10,100,000
Wisconsin Health & Educational Facilities Authority, 0.18%, HRB, Wheaton Franciscan Healthcare Project, 03/03/10, LOC: J.P. Morgan Chase Bank (c)	10,800	10,800,000
Total notes, bonds & variable rate demand notes (cost $1,164,861,924)		1,164,861,924

Tax exempt commercial paper 1.5% (a)

Michigan 0.7%
Michigan Building Authority, 0.25%, 03/25/10, LOC: Bank of New York and State Street Bank & Trust Co.	8,500	8,500,000

Tax exempt commercial paper 1.5% (a)	Principal amount (in thousands)	Value

Texas 0.8%
University of Texas Board of Regents, 0.14%, 03/05/10	$10,000	$10,000,000
Total tax exempt commercial paper (cost $18,500,000)		18,500,000

Total investment portfolio (cost $1,183,361,924) (d), 95.8% (a)		1,183,361,924

Other assets and liabilities net, 4.2% (a)		51,544,995

Net assets
(net asset value, offering and redemption price of $1.00 per share; 1,234,964,387 shares outstanding), consisting of paid-in capital net of accumulated net realized loss of $3,262, 100.0%		$1,234,906,919

(a) Percentages indicated are based on net assets. (b) Earlier of the maturity date or the put date. (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (d) The aggregate identified cost for federal income tax purposes is the same.

BPA—Bond Purchase Agreement

EFRB—Educational Facilities Revenue Bond

FHLB—Federal Home Loan Bank

FNMA—Federal National Mortgage Association

GO—General Obligation

HEB—Higher Education Bond

HRB—Hospital Revenue Bond

IDRB—Industrial Development Revenue Bond

LOC—Credit enhancement provided by letter of credit issued by noted institution

MFHRB—Multi-Family Housing Revenue Bond

Investment Portfolio Composition
UNAUDITED I 02.28.2010

Type of investment	Percent of net assets
7-day variable rate demand notes	87.3%
1-day variable rate demand notes	6.0%
Tax exempt commercial paper	1.5%
Fixed rate notes	0.6%
Put bonds	0.4%

6	The accompanying notes are an integral part of the financial statements.

Financial Statements

MUNICIPAL MONEY MARKET FUND

Statement of Operations	9/1/09 to 2/28/10 (unaudited)

Investment income
Interest	$1,497,234

Expenses
Investment advisory fees	2,950,590
Distribution fees	990,247
Shareholder servicing fees	179,351
State qualification expenses	57,246
Professional fees	56,953
Fund accounting fees	53,981
Custodian fees	27,819
Trustees and officers compensation	20,401
Reports to shareholders	16,200
Internal audit fees	363
Other	30,467

Total expenses before adjustments	4,383,618

Fees and expenses waived	(2,952,225)
Expense offsets	(71)

Total expenses after adjustments	1,431,322

Net investment income from operations	$65,912

Statements of Changes in Net Assets	9/1/09 to 2/28/10 (unaudited)	9/1/08 to 8/31/09

Net assets, beginning of period	$1,461,495,213	$1,866,561,078

Increase (decrease) in net assets from operations
Net investment income from operations	65,912	9,011,013

Net increase in net assets resulting from operations	65,912	9,011,013

Distributions to shareholders from net
investment income ($0.00 and $0.01 per share)	(65,912)	(9,011,013)

Capital share transactions	(226,588,294)	(405,065,865)

Increase (decrease) in net assets	(226,588,294)	(405,065,865)

Net assets, end of period	$1,234,906,919	$1,461,495,213

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	9/1/09 to 2/28/10 (unaudited)		For the fiscal years ended August 31
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.000		0.005	0.019	0.030	0.026	0.014
Less distributions
Dividends from net investment income (a)	(0.000)		(0.005)	(0.019)	(0.030)	(0.026)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.005	(b)	0.48	1.95	3.05	2.58	1.40

Ratios to average daily net assets (%)
With expenses waived/recovered	0.22	(c)	0.50	0.64	0.66	0.68	0.69
Without expenses waived/recovered	0.66	(c)	0.68	0.64	0.66	0.68	0.69
Net income	0.01	(c)	0.50	1.84	3.01	2.57	1.40

Net assets, end of period ($ millions)	1,235		1,461	1,867	1,281	1,207	1,054

(a) May include net realized gains and losses that are less than $.001 per share. (b) Not annualized. (c) Annualized.

The accompanying notes are an integral part of the financial statements.	7

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

NOTE 1  I  Organization and investment objective Eagle Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

The Eagle Family of Funds consists of the Trust in addition to other investment companies advised by the Manager: Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust. Members of the Boards of Trustees (the “Board”) for the Trust may serve as Trustees for one or more of the funds in the Eagle Family of Funds.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

The Fund utilizes a three level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—	Valuations based on quoted prices for identical securities in active markets;
Level 2—Valuations	based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations	based on inputs that are unobservable and significant to the fair value measurement.

At February 28, 2010, all of the Fund’s investments were classified as Level 2.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3  I  Capital share transactions At February 28, 2010, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 28, 2010 and the fiscal year ended August 31, 2009, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	9/1/09 to 2/28/10	9/1/08 to 8/31/09
Sold	3,028,470,060	8,841,423,136
Reinvestment of distributions	66,205	9,093,265
Redeemed	(3,255,124,559)	(9,255,582,266)
Net increase (decrease)	(226,588,294)	(405,065,865)

8

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Trust has an investment advisory and administration service agreement with Eagle Asset Management, Inc. (“Eagle” or “Manager”), a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”). The Fund agreed to pay the Manager an investment advisory and administration fee equal to an annualized rate based on a percentage of the Fund’s average daily net assets, which is computed daily based on the schedule below and payable monthly. There was no amount payable to the Manager as of February 28, 2010.

Fund’s average daily net assets	Investment advisory fee rate
First $250 million	0.500%
$250 million to $500 million	0.475%
$500 million to $750 million	0.450%
$750 million to $1 billion	0.425%
$1 billion to $2.5 billion	0.400%
$2.5 billion to $5 billion	0.375%
$5 billion to $7.5 billion	0.360%
$7.5 billion to $10 billion	0.350%
Greater than $10 billion	0.340%

Expense limitation Effective January 29, 2009, the Manager voluntarily agreed to cap its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary in order to maintain a positive yield. There is no guarantee that the Fund will be able to maintain a positive yield. Any reimbursement of Fund expenses or reduction in Eagle’s investment advisory fees under this agreement is subject to reimbursement by the Fund within the following three fiscal years if the Fund’s gross yield exceeds 1.50% and to the extent that the annual operating expense rate does not exceed 0.74% of its average daily net assets. During the six-month period ended February 28, 2010, the Manager waived $2,855,954 in investment advisory fees and reimbursed the Fund for expenses of $96,270, of which $42,651 is payable by the Manager. The fees waived and expenses reimbursed are recoverable until August 31, 2013.

Distribution fees Eagle Fund Distributors, Inc. (“EFD” or “Distributor”), a wholly owned subsidiary of Eagle, serves as the Fund’s distributor. Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable by the Fund to the Distributor as of February 28, 2010, was $144,598.

Fund accounting fees Eagle Fund Services, Inc. (“EFS”), a wholly owned subsidiary of RJF, is the fund accountant for the Fund. For providing fund accounting services, EFS receives payment from the Fund at a fixed base fee plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2010, was $9,302.

Shareholder servicing fees EFS is the shareholder servicing agent for the Fund. For providing shareholder services, EFS receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable by the Fund to EFS as of February 28, 2010, was $29,529.

Internal audit fees Raymond James & Associates, Inc. (“RJA”), a wholly owned subsidiary of RJF, provides internal audit services to the Fund. The Fund pays RJA a fixed and/or hourly fee for these services. The amount payable by the Fund to RJA as of February 28, 2010, was $206.

Trustees and officers compensation Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated on a pro rata basis among each fund in the Eagle Family of Funds. The pro rata allocation is for each fund for which the Trustee is elected to serve. Certain officers of the Trust may also be officers and/or directors of Eagle. Such officers receive no compensation from the Fund except for the Fund’s Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each fund in the Eagle Family of Funds. As of February 28, 2010, the amount of Trustees and officers compensation payable by the Fund was $8,643.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

9

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2009, the Fund had net tax basis capital loss carryforwards of $3,262 which may be applied to any net taxable gain until August 31, 2017. Ninety- nine percent of the dividends paid by the Fund from net investment income were exempt from federal income tax.

NOTE 6  I  Subsequent events On February 12, 2010, the Board approved calling a shareholder meeting to consider approving a plan (“Plan”) to liquidate and terminate the Fund. The Board approved the Plan, subject to shareholder approval, upon recommendation of Eagle. Eagle recommends liquidating and terminating the Fund based on anticipated Fund shareholder redemptions which would reduce the Fund’s size and economies of scale. Eagle does not believe that it can continue to conduct the business and operations of the Fund in an economically efficient manner upon the anticipated redemptions, and that the expense ratio of the Fund would no longer be competitive. As such, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. Eagle will continue to cap its investment advisory fee and/or reimburse certain of the Fund’s expenses to the extent necessary to maintain a positive yield.

The Board anticipates holding a shareholder meeting on or about August 12, 2010, in order to seek approval of the Plan. If the Fund’s shareholders approve the Plan, the Fund is expected to be liquidated on or about August 27, 2010 (“Liquidation Date”) and will distribute cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. Eagle anticipates that these liquidations will occur at $1.00 per share net asset value. Once these liquidations are complete, the Fund will terminate. Shareholders may redeem their shares of the Fund at any time prior to the Liquidation Date. No sales charges, redemption or termination fees will be imposed in connection with a redemption on the Liquidation Date. Please consult your tax advisor to discuss the Fund’s liquidation and determine its tax consequences.

In anticipation of the plan, effective June 1, 2010, the Fund’s checkwriting feature will be discontinued and the Fund will no longer accept or process checks written against the Fund. In addition, effective July 9, 2010, purchases will no longer be accepted into the Fund and any automated transfer plans, whether for investment or redemption, will be canceled.

The Manager has evaluated subsequent events through April 16, 2010, the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

10

Understanding Your Ongoing Costs

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or contingent deferred sales charges and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses  I  The following table shows the actual expenses you would have paid on a $1,000 investment in the Municipal Money Market Fund on September 1, 2009, and held through February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual

Beginning account value September 1, 2009	Ending account value February 28, 2010	Expenses paid during period (a)
$1,000.00	$1,000.05	$1.08

Hypothetical example for comparison purposes  I  All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)

Beginning account value September 1, 2009	Ending account value February 28, 2010	Expenses paid during period (a)
$1,000.00	$1,023.72	$1.09

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.22% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

Tax Information

UNAUDITED

Of the dividends paid from net investment income for the fiscal year ended August 31, 2009, approximately 99% were exempt interest dividends that are tax exempt for federal income tax purposes and approximately 1% were considered taxable. Note that a portion may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

11

eDelivery is the most convenient, economical and

environmentally-conscious way to receive information about your fund.

To enroll, please visit

eagleasset.com/eDelivery

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of the Eagle Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

727.567.8143    |    800.421.4184

Eagle Fund Distributors, Inc., Member FINRA  |  Not FDIC Insured  |  May Lose Value  |  No Bank Guarantee

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)), the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust have concluded that such disclosure controls and procedures are effective as of April 28, 2010.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of Eagle Cash Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CASH TRUST
Date: April 28, 2010
/s/ J. COOPER ABBOTT
J. Cooper Abbott
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

HERITAGE CASH TRUST
Date: April 28, 2010
/s/ J. COOPER ABBOTT
J. Cooper Abbott
Principal Executive Officer

Date: April 28, 2010

/s/ M. LISA CRATER
M. Lisa Crater
Principal Financial Officer